CONTRIBUTION PLAN	12 Months Ended
Aug. 31, 2019
CONTRIBUTION PLAN
CONTRIBUTION PLAN

23.     CONTRIBUTION PLAN

In mainland China, full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total contributions for such employee benefits were RMB 99,013, RMB 118,864 and RMB 165,472 for the years ended August 31, 2017, 2018 and 2019, respectively.

The Company also provides other defined contribution plans for the benefit of overseas employees. Amounts contributed during the years ended August 31, 2017, 2018 and 2019 were insignificant.